SUPPLEMENT DATED SEPTEMBER 24, 2025

TO THE PROSPECTUS

DATED AUGUST 31, 2025

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

(each a “Fund” and together, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 31, 2025 and should be read in conjunction with such Prospectus.

Portfolio Manager Changes to the Morningstar Total Return Bond Fund

I.

To reflect the addition of Russell J. Brownback, Siddharth Mehta and Sam Summers as Portfolio Managers of the Fund and the removal of David R. Rogal as a Portfolio Manager of the Fund, the following changes are being made to the Prospectus:

1.

The BlackRock Financial Management, Inc. section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
BlackRock Financial Management, Inc.
Richard M. Rieder	Global Chief Investment Officer, Managing Director, and Portfolio Manager	Since Inception (November 2018)
Chi Chen	Managing Director and Portfolio Manager	August 2024
Russell J. Brownback	Head of Global Macro Positioning for Fixed-Income, Managing Director and Portfolio Manager	September 2025
Siddharth Mehta	Head of Customized Core and Core Plus, Managing Director and Portfolio Manager	September 2025
Sam Summers	Portfolio Manager	September 2025

2.

In the “Subadvisers and Portfolio Managers – Morningstar Total Return Bond Fund – BlackRock Financial Management, Inc.” section of the Prospectus, references to David R. Rogal are removed and the following paragraphs are added:

Russell J. Brownback— Russell J. Brownback, Managing Director, is Head of Global Macro Positioning for Fixed-Income and a member of the Global Fixed-Income Executive Committee. Prior to joining BlackRock in 2009, Brownback was a Senior Partner with R3 Capital Partners. From 1992 to 2008, he was with Lehman Brothers, most recently as a Managing Director and proprietary trader/portfolio manager for the Global Principal Strategies team. Previously, he was the head of the firm’s Corporate and Emerging Markets bond trading desks. Brownback earned a BA in Economics from Hobart College and a Master in Management from the Kellogg Graduate School of Management at Northwestern University. He has been an adjunct professor for both graduate and undergraduate studies at Syracuse University’s Whitman School of Business. Brownback has served as a portfolio manager for the Fund since September 2025.

Siddharth Mehta— Siddharth Mehta, Director, is Head of Customized Core and Core Plus. He also serves as a voting member on a number of private capital investment committees, such as BlackRock’s Commercial Mortgage Loan Investment Committee, and the Securitized Assets Investment Committee. Prior to taking on his current responsibilities, Mehta was a portfolio manager on BlackRock’s agency mortgage and securitized products portfolios. Mehta joined the Portfolio Management Group in 2008. From 2006 to 2008, Mehta was a member of BlackRock’s Risk and Quantitative Analytics Group, where he was responsible for supporting the mortgage team. Mehta began his investment career with BlackRock as an analyst in the Portfolio Analytics Group. Mehta earned a BS degree, magna cum laude, in electrical engineering from the University of Michigan in 2005. Metha has served as a portfolio manager for the Fund since September 2025.

Sam Summers— Sam Summers, Director, is a portfolio manager on the Multi-Sector Mutual Funds team within the Global Fixed Income group at Blackrock. Summers focuses on macro directional and relative value investment strategies in FX and global interest rates as well as managing the multi-sector mutual funds and global government bond portfolios. Summers joined Blackrock as an analyst after graduating from the University of Pennsylvania with a BA degree in economics. Summers has served as a portfolio manager for the Fund since September 2025.

Portfolio Manager Changes to the Morningstar Municipal Bond Fund

I.

To reflect the addition of Adrian Van Poppel as a Portfolio Manager of the Fund and the removal of Terry J. Goode as a Portfolio Manager of the Fund, the following changes are being made to the Prospectus:

1.

The Allspring Global Investments, LLC section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Allspring Global Investments, LLC
Robert J. Miller	Senior Portfolio Manager	Since Inception (November 2018)
Bruce R. Johns	Senior Portfolio Manager	June 2019
Nicholos Venditti	Senior Portfolio Manager	September 2020
Adrian Van Poppel	Senior Portfolio Manager	September 2025

2.

In the “Subadvisers and Portfolio Managers – Morningstar Municipal Bond Fund – Allspring Global Investments, LLC” section of the Prospectus, references to Terry J. Goode are removed and the following paragraph is added:

Adrian Van Poppel— Adrian Van Poppel is a senior portfolio manager for the Municipal Fixed Income team at Allspring Global Investments. In this role, he is responsible for the management of state-specific mutual funds, national mutual funds, and institutional separate accounts. Van Poppel joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). He began his investment industry career in 1996. Van Poppel earned a bachelor’s degree in business administration and economics and a master’s degree in financial analysis and investment management from Saint Mary’s College in Moraga, California. He is a member of the California Society of Municipal Analysts and the Municipal Bond Club of San Francisco. Van Poppel has served as a portfolio manager for the Fund since September 2025.

Please retain this supplement for future reference.

SUPPLEMENT DATED SEPTEMBER 24, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2025

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

(each a “Fund” and together, the “Funds”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2025 and should be read in conjunction with such SAI.

Portfolio Manager Changes to the Morningstar Total Return Bond Fund

I.

To reflect the addition of Russell J. Brownback, Siddharth Mehta and Sam Summers as Portfolio Managers of the Fund, the following information is added to the BlackRock Financial Management, Inc. (“BlackRock”) section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts and Amount of Assets (in $Billions) for Which Advisory Fee is Performance-Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
BlackRock

Russell J. Brownback (as of June 30, 2025)	7 $68.63	17 $11.94	18 $8.52	0 $0.00	0 $0.00	9 $5.54
Siddharth Mehta (as of June 30, 2025)	6 $10.97	8 $3.33	58 $32.00	0 $0.00	0 $0.00	0 $0.00
Sam Summers (as of June 30, 2025)	13 $37.73	14 $16.87	14 $9.82	0 $0.00	0 $0.00	6 $5.01

II.

David R. Rogal no longer serves as a Portfolio Manager to the portion of the Fund subadvised by BlackRock. To reflect this change, all references to David R. Rogal as a Portfolio Manager of the Fund are removed from the SAI.

Portfolio Manager Changes to the Morningstar Municipal Bond Fund

I.

To reflect the addition of Adrian Van Poppel as a Portfolio Manager of the Fund, the following information is added to the Allspring Global Investments, LLC (“Allspring”) section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts and Amount of Assets (in $Billions) for Which Advisory Fee is Performance-Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
Allspring

Adrian Van Poppel (as of June 30, 2025)	4 $2.54	0 $0.00	14 $2.88	0 $0.00	0 $0.00	0 $0.00

II.

Terry J. Goode no longer serves as a Portfolio Manager to the portion of the Fund subadvised by Allspring. To reflect this change, all references to Terry J. Goode as a Portfolio Manager of the Fund are removed from the SAI.

Please retain this supplement for future reference.

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